Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	$ 965,963	$ 958,709	$ 944,493
Carrying value	998	1,077
Carrying value	626	717	912	939
Other Unfunded Commitments to Extend Credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	210,023	199,859
Carrying value	304	364
Other Guarantees and Commitments
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	6,177	6,492
Carrying value	(6)	(6)
Securities Lending Indemnifications [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	205,411	181,717
Derivative Qualifying as Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	84,089	87,768
Carrying value	321	294
Unsettled Reverse Repurchase and Securities Borrowing Agreements [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	59,570	39,927
Carrying value	0	0
Consumer Loan [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	600,274	612,630
Carrying value	6	6
Credit Card
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	535,625	547,227
Carrying value	0	0
Consumer Loan Excluding Credit Card
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	64,649	65,403
Carrying value	6	6
Home Equity - Senior Lien [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	17,265	17,662
Carrying value	0	0
Home Equity - Junior Lien [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	28,586	30,948
Carrying value	0	0
Prime Mortgage [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	1,117	1,266
Carrying value	0	0
Subprime Mortgage [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	0	0
Carrying value	0	0
Automobile Loans [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	6,795	5,246
Carrying value	1	2
Business Banking [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	10,046	9,702
Carrying value	5	4
Student and Other [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	840	579
Carrying value	0	0
Wholesale
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	365,689	346,079
Carrying value	992	1,071
Standby Letters of Credit, and Other Financial Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	97,050	94,837
Carrying value	686	705
Carrying value	314	345
Other letters of credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	5,768	6,663
Carrying value	2	2
Carrying value	2	2
Unused Advised Lines of Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	52,848	44,720
Carrying value	0	0
Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Carrying value	3,631	3,285
Loans Sold With Recourse [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	10,624	10,982
Carrying value	$ 141	$ 153